8. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consulting Fees	$ 584,019	$ 448,338	$ 120,799
Related Party
Consulting Fees	$ 45,032	$ 53,304	$ 26,582